Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 2,390
2026	2,430
2027	2,400
2028	2,490
2029	2,585
Thereafter	6,194
Total operating lease payments	18,489
Less portion representing imputed interest	(8,516)
Total operating lease liabilities	9,973	$ 12,126
Less current portion	1,612	2,153
Long-term portion	$ 8,361	$ 9,973